JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.7%
Aerospace & Defense — 0.3%
TransDigm Group, Inc.	74	105,638
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	259	27,511
Automobiles — 3.6%
Tesla, Inc. * (a)	2,719	1,170,285
Beverages — 1.6%
PepsiCo, Inc.	3,416	524,800
Biotechnology — 2.6%
AbbVie, Inc.	988	220,334
Alnylam Pharmaceuticals, Inc. *	319	107,841
Insmed, Inc. *	728	114,202
Natera, Inc. *	164	37,907
Neurocrine Biosciences, Inc. *	219	29,797
Regeneron Pharmaceuticals, Inc.	465	344,774
		854,855
Broadline Retail — 6.2%
Alibaba Group Holding Ltd., ADR (China)	377	63,924
Amazon.com, Inc. * (a)	7,260	1,737,318
MercadoLibre, Inc. (Brazil) *	105	225,518
		2,026,760
Building Products — 0.2%
Trane Technologies plc	164	68,975
Capital Markets — 0.2%
Robinhood Markets, Inc., Class A *	793	78,888
Chemicals — 0.5%
Air Products and Chemicals, Inc.	440	119,900
PPG Industries, Inc.	468	54,115
		174,015
Commercial Services & Supplies — 0.7%
Copart, Inc. *	3,302	133,995
Republic Services, Inc., Class A	486	104,534
		238,529
Communications Equipment — 0.5%
Arista Networks, Inc. *	120	17,009
Motorola Solutions, Inc.	347	139,681
		156,690
Construction Materials — 0.2%
Vulcan Materials Co.	238	71,529
Consumer Staples Distribution & Retail — 4.3%
Walmart, Inc.	11,819	1,408,116
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	5,457	143,028

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electric Utilities — 1.3%
Entergy Corp.	1,394	133,671
NextEra Energy, Inc.	1,394	122,533
Southern Co. (The)	1,818	162,365
		418,569
Electrical Equipment — 0.3%
Eaton Corp. plc	256	89,964
Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc. *	272	58,842
Entertainment — 3.0%
Netflix, Inc. *	8,174	682,447
Take-Two Interactive Software, Inc. *	666	146,720
Walt Disney Co. (The)	1,323	149,234
		978,401
Financial Services — 0.7%
Corpay, Inc. *	210	66,072
Mastercard, Inc., Class A	285	153,555
		219,627
Food Products — 0.8%
Mondelez International, Inc., Class A	4,234	247,562
Ground Transportation — 1.1%
Norfolk Southern Corp.	886	258,038
Uber Technologies, Inc. *	1,095	87,655
		345,693
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	610	66,673
Boston Scientific Corp. *	709	66,313
Edwards Lifesciences Corp. *	929	75,583
Stryker Corp.	167	61,717
		270,286
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc.	173	49,639
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A *	214	43,639
Hotels, Restaurants & Leisure — 2.6%
Booking Holdings, Inc.	74	370,136
Chipotle Mexican Grill, Inc., Class A *	2,001	77,779
DoorDash, Inc., Class A *	985	201,551
Hilton Worldwide Holdings, Inc.	485	144,777
McDonald's Corp.	208	65,520
		859,763
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	247	39,112

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Industrial Conglomerates — 0.4%
3M Co.	728	111,501
Industrial REITs — 0.2%
Prologis, Inc.	558	72,852
Interactive Media & Services — 11.5%
Alphabet, Inc., Class C (a)	6,817	2,307,759
Meta Platforms, Inc., Class A	2,001	1,433,717
		3,741,476
IT Services — 1.2%
International Business Machines Corp.	542	166,231
Shopify, Inc., Class A (Canada) *	1,694	222,304
		388,535
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.	147	85,056
Machinery — 0.3%
Deere & Co.	204	107,712
Media — 0.3%
Charter Communications, Inc., Class A * (b)	393	81,005
Multi-Utilities — 0.3%
CMS Energy Corp.	709	50,686
Public Service Enterprise Group, Inc.	638	52,546
		103,232
Oil, Gas & Consumable Fuels — 0.7%
Cheniere Energy, Inc.	226	47,804
ConocoPhillips	361	37,627
Exxon Mobil Corp.	886	125,280
		210,711
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.	1,731	95,291
Johnson & Johnson	1,419	322,468
		417,759
Semiconductors & Semiconductor Equipment — 26.5%
Advanced Micro Devices, Inc. *	3,249	769,136
Analog Devices, Inc.	2,119	658,755
ASML Holding NV (Registered), NYRS (Netherlands)	288	409,824
Broadcom, Inc. (a)	3,088	1,023,054
Intel Corp. *	10,255	476,550
Lam Research Corp.	3,717	867,771
Micron Technology, Inc.	2,298	953,394
NVIDIA Corp. (a)	16,026	3,063,049
NXP Semiconductors NV (Netherlands)	1,323	299,183
Teradyne, Inc.	496	119,561
		8,640,277

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — 12.9%
AppLovin Corp., Class A *	485	229,459
HubSpot, Inc. *	149	41,720
Intuit, Inc.	672	335,274
Microsoft Corp. (a)	5,225	2,248,265
Oracle Corp.	626	103,027
Palantir Technologies, Inc., Class A *	3,088	452,670
Palo Alto Networks, Inc. *	1,700	300,849
Salesforce, Inc.	266	56,469
ServiceNow, Inc. *	805	94,193
Synopsys, Inc. *	516	239,999
Zoom Communications, Inc., Class A *	948	87,311
		4,189,236
Specialty Retail — 0.9%
AutoZone, Inc. *	15	55,564
Lowe's Cos., Inc.	491	131,126
TJX Cos., Inc. (The)	697	104,418
		291,108
Technology Hardware, Storage & Peripherals — 9.3%
Apple, Inc. (a)	9,565	2,481,926
Seagate Technology Holdings plc	1,354	552,012
		3,033,938
Total Common Stocks (Cost $26,527,613)		32,145,114
	NO. OF CONTRACTS
Options Purchased — 1.4%
Put Options Purchased — 1.4%
Invesco QQQ Trust 1
2/27/2026 at USD 586.00, American Style
Notional Amount: USD 10,633,977
Counterparty: Exchange-Traded *	171	75,240
Invesco QQQ Trust 1
3/31/2026 at USD 583.00, American Style
Notional Amount: USD 10,633,977
Counterparty: Exchange-Traded *	171	143,811
Invesco QQQ Trust 1
4/30/2026 at USD 589.00, American Style
Notional Amount: USD 10,696,164
Counterparty: Exchange-Traded *	172	228,846
Total Put Options Purchased (Cost $649,705)		447,897
	SHARES
Short-Term Investments — 1.5%
Investment Companies — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (c) (d) (Cost $419,012)	419,012	419,012

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (c) (d) (Cost $74,447)	74,447	74,447
Total Short-Term Investments (Cost $493,459)		493,459
Total Investments — 101.6% (Cost $27,670,777)		33,086,470
Liabilities in Excess of Other Assets — (1.6)%		(511,895)
NET ASSETS — 100.0%		32,574,575

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $5,336,231.
(b)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $78,532.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2026.
Written Call Options Contracts as of January 31, 2026 :

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
Invesco QQQ Trust 1	Exchange-Traded	171	USD 10,633,977	USD 655.00	2/27/2026	(27,702)
Invesco QQQ Trust 1	Exchange-Traded	171	USD 10,633,977	USD 649.00	3/31/2026	(134,406)
Invesco QQQ Trust 1	Exchange-Traded	172	USD 10,696,164	USD 657.00	4/30/2026	(174,580)
						(336,688)
Written Put Options Contracts as of January 31, 2026

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
Invesco QQQ Trust 1	Exchange-Traded	171	USD 10,633,977	USD 490.00	2/27/2026	(6,498)
Invesco QQQ Trust 1	Exchange-Traded	171	USD 10,633,977	USD 495.00	3/31/2026	(25,992)
Invesco QQQ Trust 1	Exchange-Traded	172	USD 10,696,164	USD 495.00	4/30/2026	(50,396)
						(82,886)
Total Written Options Contracts (Premiums Received $644,833)						(419,574)

Abbreviations
USD	United States Dollar

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$33,086,470	$—	$—	$33,086,470
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(336,688)	$—	$—	$(336,688)
Put Options Written	(82,886)	—	—	(82,886)
Total Depreciation in Other Financial Instruments	$(419,574)	$—	$—	$(419,574)

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	$—	$97,011	$22,564	$—	$—	$74,447	74,447	$309	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	237,113	867,831	685,932	—	—	419,012	419,012	2,819	—
Total	$237,113	$964,842	$708,496	$—	$—	$493,459		$3,128	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.